Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Compensation Expense	$ (0.3)	$ 0.3	$ 0.4
THE DAYTON POWER AND LIGHT COMPANY [Member]
Related Party Transaction [Line Items]
Sales to related party	3.5	4.9	4.2
Charges for Services Provided	31.2	25.7	39.0
Net payable to the Service Company	(11.0)	(4.8)
Premiums paid for Insurance Services provided by MVIC	3.1	2.7	3.1
Due to Affiliate	3.5	0.5
Prepaid Expenses and Other Current Assets [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	35.7	19.6
AES Ohio Generation [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Related Party Transaction [Line Items]
Charges for Services Provided	0.0	0.0	5.4
Income Taxes Paid, Net [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	22.5	14.6	28.1
Charges for health, welfare and benefit plans [Member] | Subsidiary of Common Parent [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	10.4	8.7	14.3
Consulting Services [Member] | Subsidiary of Common Parent [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0.7	2.0	0.0
Charges for affiliates for non-power goods or services [Member] | Subsidiary of Common Parent [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 4.1	$ 7.1	$ 3.7